Net Loss Per Share (Details) - Schedule of outstanding shares of potentially dilutive securities - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	134,744,657	36,826,107
Series C warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	745,238
Common stock warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,063,214	3,532,984
Redeemable convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	106,303,970
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	26,632,235	27,501,865
Restricted stock units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		5,791,258